Asset Retirement Obligation	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

15.Asset Retirement Obligation

As at December 31	2014	2013

Asset Retirement Obligation, Beginning of Year	$966	$969
Liabilities Incurred and Acquired (See Note 3)	85	38
Liabilities Settled and Divested	(188)	(126)
Change in Estimated Future Cash Outflows	35	68
Accretion Expense	52	53
Foreign Currency Translation	(37)	(36)
Asset Retirement Obligation, End of Year	$913	$966

Current Portion (See Note 12)	$43	$66
Long-Term Portion	870	900
	$913	$966